Accumulated other comprehensive (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accumulated other comprehensive (loss)
Balance at beginning of year	$ 1,642.8	$ 1,706.2
Other comprehensive income (loss)	126.3	(35.1)	$ (61.9)
Balance at end of year	1,468.9	1,642.8	1,706.2
Foreign currency translation adjustment
Accumulated other comprehensive (loss)
Balance at beginning of year	(237.5)	(202.4)	(140.5)
Other comprehensive income (loss)	126.3	(35.1)	(61.9)
Balance at end of year	(111.2)	(237.5)	(202.4)
Accumulated other comprehensive (loss)
Accumulated other comprehensive (loss)
Balance at beginning of year	(237.5)	(202.4)	(140.5)
Balance at end of year	$ (111.2)	$ (237.5)	$ (202.4)